CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,290,313)	$ (940,987)	$ (1,277,001)	$ (1,114,409)
Net loss attributable to noncontrolling interests in Omagine LLC	(1,644)
Depreciation and amortization	2,805	2,843	4,022	6,249
Stock based compensation related to stock options	69,374	82,530	110,040	112,328
Issuance of Common Stock for 401K Plan contribution	72,500	72,500	72,500	72,500
Issuance of Common Stock for stockholder investor relations		47,500	47,500
Issuance of Common Stock in payment of salaries payable	187,500	100,000	100,000
Issuance of stock grant to consultant	6,750
Issuance of Common Stock in satisfaction of the New SEDA commitment fees	300,000
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	350	(1,155)	95	40,917
Accounts payable	53,389	9,205	(52,629)	99,356
Accrued expenses and other current liabilities	16,072	16,639	22,752	21,386
Accrued officers' payroll	(9,999)	67,500	130,299	254,500
Accrued Interest on convertible notes payable	38,191	21,163	33,424	24,736
Net cash flows used by operating activities	(555,025)	(522,262)	(808,998)	(482,437)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment			(1,158)	(1,471)
Net cash flows used by investing activities			(1,158)	(1,471)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors	8,659	1,341	(1,948)	(16,182)
Proceeds from sales of Common Stock	500,000	400,000	554,500	556,400
Proceeds from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock	156,000
Issuance of convertible notes payable		175,000	250,000	50,000
Net cash flows provided by financing activities	664,659	576,341	802,552	590,218
NET CHANGE IN CASH	109,634	54,079	(7,604)	106,310
CASH BEGINNING OF PERIOD	148,217	155,821	155,821	49,511
CASH END OF PERIOD	257,851	209,900	148,217	155,821
Income taxes paid	1,289	3,031
Interest paid			$ 5,301	$ 6,105